Note 3 - Investment Securities (Details) - Balance and Overcollateralization for Individual Tranches (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Current Balance (in Dollars)	18,000
Tranche A [Member] | Required Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	128.00%
Tranche A [Member] | Current Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	134.60%
Tranche A [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Current Balance (in Dollars)	174,860
Tranche B [Member] | Required Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	115.00%
Tranche B [Member] | Current Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	110.10%
Tranche B [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Current Balance (in Dollars)	38,805
Tranche C [Member] | Required Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	106.20%
Tranche C [Member] | Current Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	89.90%
Tranche C [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Current Balance (in Dollars)	47,957
Tranche D [Member] | Required Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	100.30%
Tranche D [Member] | Current Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %	81.20%
Tranche D [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Current Balance (in Dollars)	28,109
Required Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %
Current Overcollateralization [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Overcollateralization %